Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	NUVEEN INVESTMENT TRUST III
Central Index Key	0001071336
Amendment Flag	false
Document Creation Date	Jun 20, 2013
Document Effective Date	Jun 20, 2013
Prospectus Date	Jan 31, 2013

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	nit3_SupplementTextBlock
NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit3_SupplementTextBlock
NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 20, 2013